Financial expense (Tables)	12 Months Ended
Dec. 31, 2025
Financial expense
Schedule of financial expense

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Fair value adjustment foreign currency swaps and forwards	—	353	90
Fair value adjustment synthetic warrants	—	35	—
Fair value adjustment prepayment option	21	15	—
Fair value adjustment convertible bond	51	—	—
Transaction costs convertible bond	3,149	—	—
Amortization day 1 loss convertible bond	106	—	—
Recoverable cash advances, Accretion of interest	1,079	1,037	990
Interest and bank charges	1,570	736	88
Interest on lease liabilities	121	150	129
Exchange differences	5,422	2,744	2,432
Total financial expense	11,519	5,070	3,729